UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

        MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.0%
County of Jefferson Alabama Sewer, Refunding RB:
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/38 (a)	$310	$174,381
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/42 (a)	270	149,918
Senior Lien, Series A (AGM), 5.00%, 10/01/44	420	409,047
Senior Lien, Series A (AGM), 5.25%, 10/01/48	805	792,305
Sub-Lien, Series D, 6.00%, 10/01/42	1,875	1,849,556
County of Jefferson Alabama, Limited Obligation School, RB, Series A, 5.00%, 1/01/24	3,450	3,376,515

		6,751,722
Alaska — 0.7%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,144,321
Arizona — 1.2%
City of Show Low Arizona, Special Assessment Bonds, Improvement District No. 5, 6.38%, 1/01/15	10	10,147
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	2,060	2,060,288

		2,070,435
California — 17.7%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 8/01/20 (b)	2,000	1,681,020
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,243,866
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,821,862
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	635	668,096
Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB:
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	$620	$577,133
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (c)	515	467,455
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (c)	1,295	1,136,790
California State Public Works Board, RB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	420,811
Sub-Series I-1, 6.38%, 11/01/34	600	694,734
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	1,090	1,119,746
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	100	94,225
5.00%, 5/15/47	185	172,973
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	400	431,080
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	185	200,181
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	545	579,744
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 7/01/29 (b)	2,525	1,281,109
San Marino Unified School District, GO, Series A (NPFGC) (b):
0.00%, 7/01/17	1,820	1,737,645
0.00%, 7/01/18	1,945	1,808,053
0.00%, 7/01/19	2,070	1,868,465

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purposes:
6.00%, 3/01/33	$1,265	$1,479,924
6.50%, 4/01/33	7,325	8,791,612
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,640	1,567,938

		29,844,462
Colorado — 1.9%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,029,121
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	595	656,356
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	547,832
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	1,025,395

		3,258,704
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	685	713,572
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/35	1,875	2,004,206

		2,717,778
Delaware — 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	598,090
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,050	2,011,603

		2,609,693
Municipal Bonds	Par (000)	Value
District of Columbia — 2.6%
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.00%, 10/01/39	$255	$261,428
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,027,020
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	10,170	3,176,905

		4,465,353
Florida — 6.6%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,465	1,440,666
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	1,725	1,828,742
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	545	599,565
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,380,207
County of Miami-Dade Florida, RB, CAB, Series A (NPFGC), 0.00%, 10/01/37 (b)	1,765	468,890
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	1,025	1,067,097
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,525	1,688,953
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	475	301,611
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/14 (d)	1,165	1,192,657
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,260	1,179,410

		11,147,798
Georgia — 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	435,868

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	$1,740	$1,822,197

		2,258,065
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	680	739,690
Idaho — 1.2%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,002,020
Illinois — 14.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,500	2,647,325
Series C, 6.50%, 1/01/41	2,935	3,343,992
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	2,290	2,289,909
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	410	425,297
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	600	608,196
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	545,730
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,645	3,665,266
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	440,242
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/42	890	906,608
Central Dupage Health, Series B, 5.50%, 11/01/39	800	861,144
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	1,165	1,198,727
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (b)	$9,555	$1,381,366
Series B (AGM), 5.00%, 6/15/50	1,585	1,585,301
Series B-2, 5.00%, 6/15/50	1,260	1,235,090
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	230	257,400
6.00%, 6/01/28	500	554,600
State of Illinois, GO, Series A, 5.00%, 4/01/38	1,920	1,928,275
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	329,203

		24,203,671
Indiana — 5.3%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	190	184,393
4.00%, 2/01/38	920	869,704
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	415	430,757
7.00%, 1/01/44	1,000	1,044,970
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,768,664
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	225	211,939
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	740	689,547
Sisters of St. Francis Health Services, 5.25%, 11/01/39	420	434,482
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,773,527
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	565	622,376

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	$200	$212,450
5.00%, 1/15/40	640	672,998

		8,915,807
Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	485	479,180
5.50%, 12/01/22	1,175	1,132,724
5.25%, 12/01/25	230	213,488
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	945	993,393

		2,818,785
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,105	1,208,748
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	520	531,492
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (a)	635	357,365

		888,857
Louisiana — 3.4%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	449,866
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	2,500	2,667,025
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	318,383
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	$510	$521,230
5.25%, 5/15/31	435	436,662
5.25%, 5/15/32	555	555,877
5.25%, 5/15/33	600	599,592
5.25%, 5/15/35	255	253,847

		5,802,482
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	154,802
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	224,574
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	605	634,306
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	1,095	1,162,978

		2,021,858
Massachusetts — 5.0%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	845	889,979
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	360	370,998
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,101,995
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	990	1,020,640
Massachusetts School Building Authority, RB, Series A:
(AGM), 5.00%, 8/15/15 (d)	385	413,117
(AGM), 5.00%, 8/15/15 (d)	2,475	2,655,749
(AGM), 5.00%, 8/15/30	140	147,973

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, RB, Series A (concluded):
Dedicated Sales Tax, Senior, 5.00%, 5/15/43	$710	$758,905

		8,359,356
Michigan — 3.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series A, 5.00%, 7/01/32	790	721,515
Series A, 5.25%, 7/01/39	2,235	2,062,480
Series B (AGM), 7.50%, 7/01/33	460	490,273
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	714,005
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,520	1,565,782

		5,554,055
Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,785,769
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	131,360
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	130	133,979

		265,339
New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,664,778
New Jersey — 3.6%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	1,040	1,011,098
5.25%, 9/15/29	990	952,875
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	$1,125	$1,164,769
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,025	1,089,965
Series B, 5.25%, 6/15/36	1,235	1,313,200
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	255	275,563
5.00%, 5/01/43	265	283,190

		6,090,660
New York — 6.7%
City of New York New York Transitional Finance Authority, Future Tax Secured Bonds, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	1,240	1,305,956
County of Dutchess New York IDA, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	800	629,744
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	1,050	1,162,570
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	1,270	1,338,326
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	615	657,749
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	895	982,280
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	704,775
6.00%, 12/01/42	630	681,937
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,302,784

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$565	$608,771

		11,374,892
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	705	750,522
North Carolina Medical Care Commission, Refunding RB, Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	305	323,507

		1,074,029
Ohio — 0.2%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	350	352,779
Pennsylvania — 2.4%
City of Philadelphia Pennsylvania Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	540	541,345
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	2,004,856
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	1,500	1,492,980

		4,039,181
South Carolina — 1.0%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,650	1,730,421
Tennessee — 1.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	720	735,912
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
County of Hardeman Tennessee Correctional Facilities Corp., RB, Series B, 7.38%, 8/01/17	$1,575	$1,577,977

		2,313,889
Texas — 7.9%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	1,070	1,119,659
Sub-Lien, 5.00%, 1/01/33	180	168,847
Sub-Lien, 5.00%, 1/01/42	160	143,614
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	260	282,394
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	535	590,282
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	240	242,513
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (d)	1,380	1,777,233
County of Matagorda Texas Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	540	490,876
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (b):
0.00%, 9/15/40	2,525	674,024
0.00%, 9/15/41	1,395	343,184
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	910	916,670
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	320	343,446
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (b)	1,015	261,829
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	3,020	3,211,861

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$1,165	$1,287,115
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,418,937

		13,272,484
Utah — 0.6%
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	1,020	1,060,321
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, 6.50%, 6/15/32	80	80,863
Virginia — 3.2%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	2,500	2,516,825
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	400	399,980
6.00%, 1/01/37	2,325	2,429,416

		5,346,221
Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,195	1,272,938
Wisconsin — 3.2%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,070,147
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,301,443

		5,371,590
Total Municipal Bonds — 110.2%		186,034,616
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California — 11.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$1,640	$1,775,412
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	1,335	1,460,584
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,770	5,078,285
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,968	3,112,942
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,253,608
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	621,201
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,519	5,926,384

		19,228,416
Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,870	1,899,789
Series C-7, 5.00%, 9/01/36	1,200	1,219,644
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,080	1,197,800

		4,317,233
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,299	2,467,229

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, Yale University (concluded): Series X-3, 4.85%, 7/01/37	$2,362	$2,521,540

		4,988,769
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	2,999,071
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,748,465
Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,411,057
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	1,019	1,132,200
New York — 8.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	872,105
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,299	3,554,050
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	810	875,206
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	5,400	5,742,954
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	3,250	3,505,320

		14,549,635
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	$800	$845,600
Ohio — 4.6%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	6,974	7,698,094
Tennessee — 1.6%
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,645,650
Texas — 5.2%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,260	1,321,412
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (f)	3,363	3,674,300
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,813,523
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,800	1,928,139

		8,737,374
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,394	1,438,974
Virginia — 2.7%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,729	2,974,093
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,605,589

		4,579,682
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,459,429

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (f)	$2,859	$2,963,440
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 49.0%		82,743,089
Total Long-Term Investments (Cost — $255,727,506) — 159.2%		268,777,705

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	2,488,699	2,488,699
Total Short-Term Securities (Cost — $2,488,699) — 1.5%		2,488,699
		Value
Total Investments (Cost — $258,216,205*) — 160.7%		$271,266,404
Other Assets Less Liabilities — 0.6%		996,151
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.7%)		(48,505,559)
VMTP Shares, at Liquidation Value — (32.6%)		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$168,756,996

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$210,656,470

Gross unrealized appreciation	$15,750,167
Gross unrealized depreciation	(3,637,271)

Net unrealized appreciation	$12,112,896

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to February 15, 2031 is $8,468,522.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	1,169,756	1,318,943	2,488,699	$477

(h)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	EDC	Economic Development Corp.
	AGM	Assured Guaranty Municipal Corp.	GARB	General Airport Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
	ARB	Airport Revenue Bonds	IDA	Industrial Development Authority
	BARB	Building Aid Revenue Bonds	M/F	Multi-Family
	CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	RB	Revenue Bonds
	EDA	Economic Development Authority

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(157)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$19,742,750	$(207,245)

10	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$268,777,705	—	$268,777,705
Short-Term Securities	$2,488,699	—	—	2,488,699

Total	$2,488,699	$268,777,705	—	$271,266,404

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(207,245)	—	—	$(207,245)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$271,000	—	—	$271,000
Liabilities:
TOB trust certificates	—	$(48,497,038)	—	(48,497,038)
VMTP Shares	—	(55,000,000)	—	(55,000,000)

Total	$271,000	$(103,497,038)	—	$(103,226,038)

There were no transfers between levels during the period ended January 31, 2014.

12	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2014

Item 2 –	Controls and Procedures
2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2014